Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2024
Supplemental Cash Flow Information [Abstract]
Schedule of Payments for Interest and Income Taxes	Payments for interest and income taxes were as follows:
	Years ended December 31,
	2024	2023	2022

Interest	$-	$-	$-
Income taxes	$180,913	$15,825	$-